SHARE BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended							0 Months Ended			12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2009 Employee Stock Option [Member]	Apr. 03, 2013 Employee Stock Option [Member] Vesting in Year One [Member]	Apr. 03, 2013 Employee Stock Option [Member] Vesting in Year Two [Member]	Apr. 03, 2013 Employee Stock Option [Member] Vesting in Year Three [Member]	Dec. 31, 2012 Employee Stock Option [Member] Options Granted January 9, 2012 [Member]	Apr. 03, 2013 Employee Stock Option [Member] Relevant Employees and Executive Officers [Member]	Jan. 09, 2012 Employee Stock Option [Member] Relevant Employees and Executive Officers [Member] items	Jan. 09, 2012 Employee Stock Option [Member] Relevant Employees and Executive Officers [Member] Vesting in Year One [Member]	Jan. 09, 2012 Employee Stock Option [Member] Relevant Employees and Executive Officers [Member] Vesting in Year Two [Member]	Apr. 03, 2013 Employee Stock Option [Member] Relevant Employees and Executive Officers [Member] Options Granted October 31, 2009 [Member]	Jan. 09, 2012 Employee Stock Option [Member] Relevant Employees and Executive Officers [Member] Options Granted October 31, 2009 [Member]	Apr. 03, 2013 Employee Stock Option [Member] Relevant Employees and Executive Officers [Member] Options Granted October 6, 2010 [Member]	Jan. 09, 2012 Employee Stock Option [Member] Relevant Employees and Executive Officers [Member] Options Granted October 6, 2010 [Member]	Apr. 03, 2013 Employee Stock Option [Member] Relevant Employees and Executive Officers [Member] Options Granted December 3, 2010 [Member]	Jan. 09, 2012 Employee Stock Option [Member] Relevant Employees and Executive Officers [Member] Options Granted December 3, 2010 [Member]	Apr. 03, 2013 Employee Stock Option [Member] Relevant Employees and Executive Officers [Member] Options Granted January 9, 2012 [Member]	Jan. 09, 2012 Employee Stock Option [Member] Independent Directors [Member]	Jan. 09, 2012 Employee Stock Option [Member] Independent Directors [Member] Vesting in Year One [Member]	Jan. 09, 2012 Employee Stock Option [Member] Independent Directors [Member] Vesting in Year Two [Member]	Jan. 09, 2012 Employee Stock Option [Member] Independent Directors [Member] Vesting in Year Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized							15,000,000
Share options granted				6,371,250	7,179,500		5,350,000
Granted				140,000	1,190,000	0							890,000										300,000
Vesting percentage								30.00%	30.00%	40.00%				25.00%	75.00%									30.00%	30.00%	40.00%
Vesting installments during vesting period													36
Exercise price												$ 0.25	$ 0.42										$ 0.42
Volatility rate											58.70%
Number of options modified												6,796,975	6,520,000
Weighted average fair value of stock options granted				$ 0.11	$ 0.23	$ 0										$ 0.11	$ 0.22	$ 0.12	$ 0.23	$ 0.11	$ 0.23	$ 0.13
Incremental cost associated with the modification												$ 191,000	$ 638,700
Share-based compensation	1,881,401	2,249,834	2,206,025	1,881,401	2,249,834	2,206,025						153,085	284,123
Unrecognized compensation cost related to non-vested stock options				$ 524,535								$ 37,915	$ 354,577
Unrecognized compensation cost, recognition period				1 year 4 months 24 days								1 year 2 months 16 days	2 years 1 month 13 days